Taxation - Summary of Deferred Tax in Connection With Unused Tax Losses Carried Forward (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in deferred tax liability (asset) [abstract]
Total unused tax losses carried forward	€ 1,773	€ 1,732
Unused tax losses carried forward not recognised as a deferred tax asset	1,010	1,074
Unused tax losses carried forward recognised as a deferred tax asset	€ 763	€ 658
Average tax rate	20.40%	19.50%
Deferred tax asset	€ 156	€ 128